Non-current assets and liabilities held for sales and discontinued operations - Fair value adjustments and Binding agreement with Vulcan Minerals ("Vulcan") (Details) - USD ($) $ in Millions		12 Months Ended
	Dec. 21, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosures
Reclassification of cumulative translation adjustment to income statement		$ 4,749	$ 135
Discontinued operations
Disclosures
Gain from disposals of non-current assets		$ 2,511
Discontinued operations | Vulcan Minerals
Disclosures
Receivable from coal net assets	$ 270
Royalty consideration, term	10 years
Reclassification of cumulative translation adjustment to income statement	$ 2,150